RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Mar. 31, 2011
Restatement to Prior Year Income [Table Text Block]
NOTE 3 - RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In this Annual Report on Form 10-K, India Globalization Capital, Inc. has:

(a)	Restated its consolidated statements of operations and consolidated cash flows as for the year ended March 31, 2010;

(b)	Amended its management discussion and analysis as it relates to the year ended March 31, 2010; and

(c)	Restated its unaudited quarterly financial data for the quarter ended December 31, 2009.

The restatements reflect adjustments to correct errors identified by the SEC through its original and follow up comment letters dated February 25, 2011 and May 9, 2011. The restatement adjustments reflect a reclassification in the consolidated cash flow and a correct computation of the diluted EPS of the Company.

The changes described above are non-cash items and do not impact the Company’s operations.

Reclassification in the Company’s Consolidated Statement of Cash Flows

Sricon India Private Limited (SIPL), a subsidiary of IGC Inc., had been deconsolidated effective October 1, 2009. Upon deconsolidation, the cash flows of SIPL for the six months ended September 30, 2009 were re-classified and presented as equity in earnings of affiliates. The cash flows for the year ended 31 March, 2010 have now been restated to contain transactions relating to SIPL up until the date of deconsolidation; and

Computation of diluted earnings per share

The effect of dilution was inadvertently considered while computing the Earnings Per Share (EPS) in the event of loss by IGC Inc. The restatement now rightly shows the EPS in the event of loss without considering dilution.

INDIA GLOBALIZATION CAPITAL, INC. AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF OPERATIONS

The restated consolidated statement of operations and consolidated cash flows for the year ended 31 March 2010 are presented below:

	Year ended March 31,
	2010 (as originally filed)	2010 (as restated)

Revenues	$17,897,826	$17,897,826
Cost of revenues	(15,671,840)	(15,671,840)
Selling, General and Administrative expenses	(5,614,673)	(5,614,673)
Depreciation	(603,153)	(603,153)
Operating income (loss)	(3,991,840)	(3,991,840)
Legal and formation, travel and other startup costs	-	-
Interest expense	(1,221,466)	(1,221,466)
Amortization of debt discount/Loss on extinguishment of debt	(356,436)	(356,436)
Interest Income	210,097	210,097
Other Income	281,782	281,782
Loss on dilution of stake in Sricon	(2,856,088)	(2,856,088)
Equity in earnings of affiliates	16,446	16,446
Income before income taxes and minority interest attributable to non-controlling interest	(7,917,505)	(7,917,505)
Income taxes benefit/ (expense)	3,109,704	3,109,704
Net income	(4,807,801)	(4,807,801)
Non-controlling interests in earnings of subsidiaries	18,490	18,490
Net income / (loss) attributable to common stockholders	$(4,789,311)	$(4,789,311)
Earnings per share attributable to common stockholders:
Basic	$(0.42)	$(0.42)
Diluted	$(0.40)	$(0.42)
Weighted-average number of shares used in computing earnings per share amounts:
Basic	11,537,857	11,537,857
Diluted	11,958,348	11,537,857

* The effect of restatement on the diluted EPS has been shown in italics in the table above.

INDIA GLOBALIZATION CAPITAL, INC. AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS

	Year ended March 31,
	2010 (as originally filed)	Adjustments	2010 (as restated)
Cash flows from operating activities:
Net income (loss)	$(4,807,801)	-	$(4,807,801)
Adjustment to reconcile net income (loss) to net cash:
Non-cash compensation expense	130,399	-	130,399
Deferred taxes	(3,283,423)	28,637	(3,254,786)
Depreciation	385,803	217,350	603,153
Profits relating to de-consolidated subsidiary	(34,744)	-	(34,744)
Loss / (gain) on sale of property, plant and equipment	(3,715)	-	(3,715)
Amortization of debt discount	356,437	-	356,437
Interest expense (including non-cash)	842,494	287,883	1,130,377
Loss on extinguishment of debt	586,785	-	586,785
Loss on dilution of stake in Sricon	2,856,088	-	2,856,088
Deferred acquisition cost written off	1,854,750	-	1,854,750
Equity in earnings of affiliates	(16,446)	-	(16,446)
Changes in:		-
Accounts receivable	(4,522,214)	1,465,666	(3,056,548)
Inventories	1,757,399	17,702	1,775,101
Prepaid expenses and other current assets	(556,303)	248,765	(307,538)
Trade payables	1,508,359	(4,020)	1,504,339
Other current liabilities	89,396	(1,102,799)	(1,013,403)
Other non-current liabilities	(350,540)	(111,169)	(461,709)
Non-current assets	251,815	(20,244)	231,571
Net cash used in operating activities	$(2,955,461)	$1,027,771	$(1,927,690)

Cash flow from investing activities:
Purchase of property and equipment	$(1,198,880)	$(65,365)	$(1,264,245)
Proceeds from sale of property and equipment	463,825	-	463,825
Investment in non-current investments (joint ventures etc.)	(698,174)	-	(698,174)
Restricted cash	(567,012)	(15,069)	(582,081)
Net cash movement relating to de-consolidation of subsidiary	-	(102,045)	(102,045)
Net cash provided/(used) in investing activities	$(2,000,241)	$(182,479)	$(2,182,720)

Cash flows from financing activities:
Net movement in other short-term borrowings	$347,185	$(285,600)	$61,585
Proceeds / (repayment) from long-term borrowings	-	(687,956)	(687,956)
Issuance of equity shares	1,833,780	-	1,833,780
Proceeds from notes payable	2,000,000	-	2,000,000
Interest paid	-	(287,883)	(287,883)
Net cash provided/(used) by financing activities	$4,180,965	$(1,261,439)	$2,919,526
Effects of exchange rate changes on cash and cash equivalents	(234,966)	139,408	(95,558)
Net increase/(decrease) in cash and cash equivalents	(1,009,703)	(276,739)	(1,286,442)
Cash and cash equivalent at the beginning of the period	1,852,626	276,739	2,129,365
Cash and cash equivalent at the end of the period	$842,924	-	$842,923

Tax rate reconciliation

	2010 (as originally filed)	Adjustments	2010 (as restated)
Statutory Federal income tax rate	34.0%	-	34.0%
State tax benefit net of federal tax	5.4%	(10.8%)	-5.4%
Loss on dilution of Sricon	43.6%	(55.9%)	-12.3%
Capitalized interest costs	-	(5.2%)	-5.2%
Tax benefits from US taxes	-	(48.9%)	-48.9%
Amortization of debt discount	-	(1.5%)	-1.5%
Effective income tax rate	83.0%	(122.3%)	-39.3%